Note 2 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2022	2021
	A$	A$
Cash and cash equivalents	25,977,703	15,318,201
Restricted cash – current assets	527,148	1,968,814
Restricted cash – non-current assets	320,000	812,204
	26,824,851	18,099,219

Restrictions on Cash and Cash Equivalents [Table Text Block]
	December 31,
	2022	2021
	A$	A$
Performance guarantee (a) - current assets	527,148	1,968,814
Collateral for facilities (b) - non-current assets	320,000	320,000
Performance guarantee (a) - non-current assets	0	492,204
	847,148	2,781,018